Employee Retirement plans (Tables)	12 Months Ended
Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Schedule Of Defined Benefit Plan Assumptions [Table Text Block]
The benefit obligation is calculated as the present value of estimated future benefits to be paid, using the following assumptions:

	2011	2012	2013
Average increase of salaries	3%	3%	3%
Discounted interest rate	4.5%	3%	3.25%
Turn over	actuarial standard and average of the last 5 years	actuarial standard and average of the last 5 years	actuarial standard and average of the last 5 years
Age of retirement	60 to 65 years	60 to 65 years	60 to 65 years
	actuarial standard based on age and professional status	actuarial standard based on age and professional status	actuarial standard based on age and professional status

Schedule of Defined Benefit Plans Disclosures [Table Text Block]
Changes in the funded status of the benefit plans were as follows:

	December 31,
In thousands of U.S. dollars	2012	2013

Benefit obligations at beginning of year	2,106	2,819
Service cost	162	247
Interest cost	91	87
Plan amendments	-	-
Benefits paids	(267)	(133)
Actuarial loss (gain)	723	(218)
Exchange rate changes	4	187
Benefit obligations at end of year	2,819	2,989

Schedule Of Defined Benefit Plan Expected Future Benefit [Table Text Block]
The future expected benefits to be paid over the next five years and for the five years thereafter is as follows:

Future expected payment of benefits:	Year Ending:
In thousands of U.S. dollars
	12/31/2014	61	153
	12/31/2015	202	161
	12/31/2016	234	89
	12/31/2017	-	-
	12/31/2018		260
	Next 5 Years	530	334